Administration expenses (Tables)	12 Months Ended
Dec. 31, 2022
Administration Expenses
Schedule of administration expenses

	2022	2021	2020
	€’000	€’000	€’000
Wages and salaries	8,706	2,970	122
Depreciation and amortization	1,002	351	-
Professional fees	1,722	1,397	2,742
Consulting fees	2,068	1,085	183
Other expenses	4,918	1,707	303
Administration expenses	18,416	7,510	3,350